                        SERIES I AND SERIES II SHARES OF

AIM V.I. BASIC BALANCED FUND             AIM V.I. GOVERNMENT SECURITIES FUND
AIM V.I. BASIC VALUE FUND                AIM V.I. HIGH YIELD FUND
AIM V.I. CAPITAL APPRECIATION FUND       AIM V.I. INTERNATIONAL CORE EQUITY FUND
AIM V.I. CAPITAL DEVELOPMENT FUND        AIM V.I. INTERNATIONAL GROWTH FUND
AIM V.I. CORE EQUITY FUND                AIM V.I. LARGE CAP GROWTH FUND
AIM V.I. DIVERSIFIED DIVIDEND FUND       AIM V.I. LEISURE FUND
AIM V.I. DIVERSIFIED INCOME FUND         AIM V.I. MID CAP CORE EQUITY FUND
AIM V.I. DYNAMICS FUND                   AIM V.I. MONEY MARKET FUND
AIM V.I. FINANCIAL SERVICES FUND         AIM V.I. SMALL CAP EQUITY FUND
AIM V.I. GLOBAL EQUITY FUND              AIM V.I. SMALL CAP GROWTH FUND
AIM V.I. GLOBAL HEALTH CARE FUND         AIM V.I. TECHNOLOGY FUND
AIM V.I. GLOBAL REAL ESTATE FUND         AIM V.I. UTILITIES FUND

               (SERIES PORTFOLIOS OF AIM VARIABLE INSURANCE FUNDS)


                       Supplement dated December 13, 2006
          to the Statement of Additional Information dated May 1, 2006, as supplemented August 1, 2006 and September 20, 2006

The following information replaces in its entirety the section entitled "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENTS - OTHER INVESTMENT COMPANIES" on page 21 of the Statement of Additional Information:

                  "OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies:
         (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds").

                  With respect to a Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

                  EXCHANGE-TRADED FUNDS. Each Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, a Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

                  ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

                  Investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indicies the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index."

The following information replaces in its entirety the first paragraph under the heading "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - NON FUNDAMENTAL RESTRICTIONS" on page 36 of the Statement of Additional Information (such paragraph describes each Fund's non-fundamental investment restriction regarding issuer diversification):

                  "(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM V.I. Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

Effective January 1, 2007, the following information is added after the second paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 50 of the Statement of Additional
Information:

                  "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor."

                         AIM V.I. SMALL CAP GROWTH FUND
                                 SERIES I SHARES

                       Supplement dated December 13, 2006
                       to the Prospectus dated May 1, 2006


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on December 13, 2006, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Small Cap Growth Fund ("V.I. Small Cap Growth Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Small Cap Equity Fund ("V.I. Small Cap Equity Fund"), also a series of AVIF. The Plan requires approval by V.I. Small Cap Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about March 19, 2007. If the Plan is approved by shareholders of V.I. Small Cap Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Small Cap Growth Fund will receive a corresponding class of shares of V.I. Small Cap Equity Fund in exchange for their shares of V.I. Small Cap Growth Fund, and V.I. Small Cap Growth Fund will cease operations.

                         AIM V.I. SMALL CAP GROWTH FUND
                                SERIES II SHARES

                       Supplement dated December 13, 2006
                       to the Prospectus dated May 1, 2006


The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on December 13, 2006, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Small Cap Growth Fund ("V.I. Small Cap Growth Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Small Cap Equity Fund ("V.I. Small Cap Equity Fund"), also a series of AVIF. The Plan requires approval by V.I. Small Cap Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about March 19, 2007. If the Plan is approved by shareholders of V.I. Small Cap Growth Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Small Cap Growth Fund will receive a corresponding class of shares of V.I. Small Cap Equity Fund in exchange for their shares of V.I. Small Cap Growth Fund, and V.I. Small Cap Growth Fund will cease operations.